Segments (Details 1) - USD ($)	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	$ 33,278,150	$ 36,443,101	$ 77,598,465
Yulong Bricks [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	10,896,658	11,131,177	37,840,558
Yulong Concrete and Yulong Transport [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	3,630,800	4,416,866	26,391,895
Yulong Renewable [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	18,106,883	20,251,768	40,638,270
Interdivision assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	1,109	590	(27,565,591)
Yulong Eco-Materials [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Total assets	$ 642,700	$ 642,700	$ 293,333